Inventories - Summary of Inventories (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Classes of current inventories [abstract]
Finished products	¥ 1,028,614	¥ 533,612
Work in process	244,140	163,206
Raw materials, purchased components and supplies	195,288	177,189
Inventories	¥ 1,468,042	¥ 874,007